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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison Covered Call & Equity Strategy Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Legal and Compliance Department
550 Science Drive, Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MCN | March 31, 2013

Madison Covered Call and Equity Strategy Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 83.4%
Consumer Discretionary - 11.6%
Amazon.com Inc. (A) *		8,500	$2,265,165
Bed Bath & Beyond Inc. (A) *		43,000	2,770,060
Best Buy Co. Inc. (A)		137,600	3,047,840
Kohl's Corp. (A)		20,000	922,600
Lululemon Athletica Inc. (A) *		32,000	1,995,200
NIKE Inc., Class B (A)		39,500	2,330,895
Staples Inc.		160,000	2,148,800
Target Corp. (A)		65,000	4,449,250

			19,929,810
Energy - 9.0%
Apache Corp. (A)		57,500	4,436,700
Canadian Natural Resources Ltd.		80,000	2,570,400
Occidental Petroleum Corp. (A)		34,000	2,664,580
Petroleo Brasileiro S.A., ADR (A)		150,000	2,485,500
Schlumberger Ltd. (A)		45,000	3,370,050

			15,527,230
Financials - 11.4% (A)
Bank of America Corp.		169,200	2,060,856
BB&T Corp.		65,000	2,040,350
Goldman Sachs Group Inc./The		30,000	4,414,500
Morgan Stanley		285,000	6,264,300
State Street Corp.		20,000	1,181,800
Wells Fargo & Co.		100,000	3,699,000

			19,660,806
Health Care - 14.4% (A)
Mylan Inc. *		195,000	5,643,300
St Jude Medical Inc.		65,000	2,628,600
Stryker Corp.		65,000	4,240,600
Teva Pharmaceutical Industries Ltd., ADR		130,000	5,158,400
UnitedHealth Group Inc.		90,000	5,148,900
Zimmer Holdings Inc.		25,700	1,933,154

			24,752,954
Industrials - 5.0% (A)
Expeditors International of Washington Inc.		130,000	4,642,300
Jacobs Engineering Group Inc. *		70,000	3,936,800

			8,579,100
Information Technology - 28.1%
Communications Equipment - 3.0% (A)
Cisco Systems Inc.		249,800	5,223,318

Computers & Peripherals - 4.4% (A)
Apple Inc.		10,000	4,426,300
EMC Corp. *		130,000	3,105,700

			7,532,000
Electronic Equipment, Instruments & Components - 1.9%
Flextronics International Ltd. *		260,000	1,757,600
FLIR Systems Inc. (A)		60,500	1,573,605

			3,331,205
Internet Software & Services - 7.5% (A)
eBay Inc. *		70,000	3,795,400
Facebook Inc., Class A *		73,600	1,882,688
Google Inc., Class A *		5,500	4,367,165
Yahoo! Inc. *		124,000	2,917,720

			12,962,973
Semiconductors & Semiconductor Equipment - 0.6% (A)
Applied Materials Inc.		76,100	1,025,828

Software - 10.7% (A)
Adobe Systems Inc. *		39,000	1,696,890
Check Point Software Technologies Ltd. *		50,000	2,349,500
Microsoft Corp.		120,000	3,433,200
Nuance Communications Inc. *		179,000	3,612,220
Oracle Corp.		95,000	3,072,300
Symantec Corp. *		167,500	4,133,900

			18,298,010
Materials - 3.9% (A)
Freeport-McMoRan Copper & Gold Inc.		110,000	3,641,000
Mosaic Co./The		50,000	2,980,500

			6,621,500

Total Common Stocks ( Cost $143,622,786 )			143,444,734
		Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.9%
U.S. Treasury Bill - 2.9% (B)
0.100%, 5/23/13		$5,000,000	4,999,169

Total U.S. Government and Agency Obligations ( Cost $4,999,169 )			4,999,169
		Shares
INVESTMENT COMPANIES - 19.6% (B)
State Street Institutional U.S. Government Money Market Fund		33,617,905	33,617,905

Total Investment Companies ( Cost $33,617,905 )			33,617,905

TOTAL INVESTMENTS - 105.9% ( Cost $182,239,860 )			182,061,808
NET OTHER ASSETS AND LIABILITIES - (1.2%)			(2,118,491)
TOTAL CALL & PUT OPTIONS WRITTEN - (4.7%)			(8,088,266)

TOTAL NET ASSETS - 100.0%			$171,855,051

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of March 31, 2013, the total amount segregated was $38,617,074.

ADR	American Depositary Receipt.

Call Options Written	Contracts (100 shares per contract)	Expiration	Exercise Price	Value (Note 1)
Adobe Systems Inc.	390	April 2013	$35.00	$332,475
Amazon.com Inc.	85	May 2013	280.00	59,713
Apache Corp.	75	April 2013	87.50	225
Apache Corp.	300	April 2013	95.00	450
Apache Corp.	150	July 2013	77.50	56,250
Apache Corp.	50	July 2013	80.00	14,750
Apple Inc.	50	May 2013	460.00	66,875
Apple Inc.	50	June 2013	470.00	68,823
Applied Materials, Inc.	4	April 2013	11.00	994
Applied Materials, Inc.	57	April 2013	12.00	8,521
Applied Materials, Inc.	400	April 2013	13.00	23,800
Bank of America Corp.	1,000	May 2013	12.00	61,500
Bank of America Corp.	692	June 2013	13.00	23,874
BB&T Corp.	350	June 2013	32.00	22,400
Bed Bath & Beyond, Inc.	300	April 2013	57.50	216,750
Bed Bath & Beyond, Inc.	130	May 2013	62.50	49,075
Best Buy Co., Inc.	25	April 2013	17.00	13,000
Best Buy Co., Inc.	500	May 2013	23.00	49,999
Check Point Software Technologies Ltd.	200	April 2013	46.00	33,500
Check Point Software Technologies Ltd.	300	April 2013	48.00	19,500
Cisco Systems, Inc.	998	April 2013	18.00	288,921
Cisco Systems, Inc.	500	April 2013	21.00	12,500
Cisco Systems, Inc.	500	May 2013	21.00	31,000
eBay Inc.	700	June 2013	52.50	274,750
EMC Corp.	700	April 2013	25.00	8,400
EMC Corp.	300	April 2013	26.00	900
Expeditors International of Washington Inc.	500	May 2013	40.00	12,500
Expeditors International of Washington Inc.	500	August 2013	37.50	66,998
Facebook, Inc.	436	April 2013	32.00	872
FLIR Systems, Inc.	5	April 2013	20.00	2,925
FLIR Systems, Inc.	300	April 2013	26.00	15,750
FLIR Systems, Inc.	300	May 2013	26.00	23,699
Freeport-McMoRan Copper & Gold Inc.	600	April 2013	36.00	6,300
Freeport-McMoRan Copper & Gold Inc.	500	June 2013	34.00	61,500
Goldman Sachs Group, Inc.	300	April 2013	130.00	524,250
Google, Inc.	55	April 2013	750.00	280,775
Jacobs Engineering Group Inc.	400	April 2013	41.00	606,000
Jacobs Engineering Group Inc.	300	April 2013	43.00	397,500
Kohl's Corp.	200	April 2013	55.00	500
Lululemon Athletica Inc.	320	June 2013	67.50	68,480
Microsoft Corp.	300	April 2013	28.00	25,650
Microsoft Corp.	500	May 2013	28.00	51,500
Morgan Stanley	700	April 2013	18.00	281,750
Morgan Stanley	700	April 2013	19.00	215,250
Morgan Stanley	400	April 2013	22.00	29,400
Morgan Stanley	700	April 2013	23.00	23,100
Mosaic Co./The	200	April 2013	60.00	20,000
Mosaic Co./The	300	May 2013	60.00	47,720
Mylan, Inc.	500	April 2013	25.00	198,750
Mylan, Inc.	500	April 2013	26.00	148,750
Mylan, Inc.	500	April 2013	30.00	6,250
NIKE Inc.	395	April 2013	47.50	455,238
Nuance Communications Inc.	500	April 2013	19.00	71,250
Nuance Communications Inc.	750	April 2013	24.00	1,875
Nuance Communications Inc.	540	May 2013	21.00	50,759
Occidental Petroleum Corp.	196	April 2013	82.50	3,626
Oracle Corp.	200	June 2013	35.00	6,600
Petroleo Brasileiro S.A.	500	April 2013	23.00	750
Petroleo Brasileiro S.A.	200	June 2013	18.00	7,800
Schlumberger Ltd.	150	April 2013	77.50	9,450
Schlumberger Ltd.	150	April 2013	80.00	3,375
Schlumberger Ltd.	150	May 2013	80.00	10,125
St Jude Medical Inc.	350	April 2013	40.00	45,500
St Jude Medical Inc.	300	April 2013	42.00	12,750
State Street Corp.	200	May 2013	60.00	29,300
Stryker Corp.	250	June 2013	55.00	262,500
Stryker Corp.	200	June 2013	57.50	164,000
Stryker Corp.	200	June 2013	60.00	118,000
Symantec Corp.	700	April 2013	20.00	330,750
Symantec Corp.	600	April 2013	21.00	214,500
Symantec Corp.	375	July 2013	24.00	63,375
Target Corp.	200	April 2013	65.00	74,000
Target Corp.	200	May 2013	67.50	42,900
Target Corp.	250	July 2013	70.00	44,625
Teva Pharmaceutical Industries Ltd.	500	June 2013	40.00	54,999
UnitedHealth Group Inc.	600	June 2013	57.50	115,800
Wells Fargo & Co.	500	April 2013	35.00	106,250
Wells Fargo & Co.	250	April 2013	37.00	15,875
Wells Fargo & Co.	250	May 2013	35.00	56,000
Yahoo!, Inc.	600	April 2013	18.00	331,500
Yahoo!, Inc.	600	April 2013	20.00	213,000
Zimmer Holdings, Inc.	200	June 2013	65.00	213,000

Total Call Options Written ( Premiums received $5,075,846 )				$7,984,586

Put Options Written

EMC Corp.	400	April 2013	23.00	7,800
Lululemon Athletica Inc.	320	April 2013	62.50	59,680
Mosaic Co./The	200	June 2013	57.50	36,200

Total Put Options Written ( Premiums received $166,385 )				$103,680

Total Value of Options Written ( Premiums received $5,242,231 )				$8,088,266

MCN | March 31, 2013

Madison Covered Call and Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation:   Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP") and options which are valued at the mean between the best bid and best ask price across all option exchanges.  Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Mutual funds are valued at their Net Asset Value.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the fund to measure fair value for the period ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. As of March 31, 2013, the fund did not hold securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund’s investments carried at fair value:
				Value at
Fund	(Level 1)	(Level 2)	(Level 3)	3/31/2013
Assets:
Common Stocks	$143,444,734	$ -	$ -	$143,444,734
U.S. Government and Agency Obligations	-	4,999,169	-	4,999,169
Investment Companies	33,617,905	-	-	33,617,905
	$177,062,639	$4,999,169	$ -	$182,061,808
Liabilities:
Written Options	$8,088,266	$ -	$ -	$8,088,266
	$8,088,266	$ -	$ -	$8,088,266
Please see Portfolio of Investments of common stock sector breakdown and listing of all securities within each caption.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Covered Call and Equity Strategy Fund and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Fair Value	Derivatives not accounted	Fair Value
for as hedging instruments		for as hedging instruments
Equity contracts	$-	Options Written	$8,088,266

 New Accounting Pronouncements:  In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  The fund has adopted the disclosures required by this update.

In December 2011, the IASB and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

Investment Transactions and Investment Income: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on a accrual basis.

MCN | March 31, 2013

Madison Covered Call and Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

2. Discussion of Risks: Please see the fund’s original prospectus for a discussion of risks associated with investing in the fund. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the fund, you should understand that the very nature of the securities markets includes the possibility that there are additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the fund.

MCN | March 31, 2013

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

MCN | March 31, 2013

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Covered Call and Equity Strategy Fund

By: (signature)

W. Richard Mason, CCO
Date:  May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date:  May 24, 2013

By:  (signature)

Greg Hoppe, Principal Financial Officer
Date: May 24, 2013